Income Taxes - Income Before Provision for Income Taxes and Equity Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic																					$ 24,583	$ 81,534	$ 61,903
Foreign																					6,502	4,303	5,388
(Loss) income before provision for (benefit from) income taxes and equity income	$ 12,532	$ 17,645	[1]	$ (21,063)	[1],[2]	$ 21,971	[1]	$ 35,848	[1]	$ 10,779	[1]	$ 17,498	[1]	$ 21,712	[1]	$ 6,058	$ 908	$ 39,210	$ 18,553	$ 49,989	$ 31,085	$ 85,837	$ 67,291

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.